AlphaCore Absolute Fund
FUND SUMMARY
Investment Objective:
The Fund seeks long-term capital appreciation with low correlation to equities and bonds, as well as lower volatility than traditional stocks.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCore Absolute Fund	Class A Shares	Class N Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCore Absolute Fund		Class A Shares	Class N Shares	Institutional Class Shares
Management Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses	[1]	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses	[2]	1.69%	1.69%	1.69%
Total Annual Fund Operating Expenses		2.78%	2.78%	2.53%
[1]	Restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - AlphaCore Absolute Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	680	902	1,114	1,827
Class N Shares	111	347	601	1,329
Institutional Class Shares	256	788	1,345	2,866

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 338% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's Advisor follows a flexible allocation strategy that invests in the following broad asset classes: equities, fixed income, currencies, real estate and commodities; pursues the following alternative investment strategies: long/short equity, equity market neutral, long/short credit, relative value, event-driven, global macro, managed futures, specialty and multi-strategy.

The Fund is structured to allow AlphaCore Capital, LLC (the "Advisor") flexibility in accessing a broad range of alternative strategies and alternative asset classes. The Advisor seeks to achieve its investment objectives by investing a portion of the Fund's assets in a combination of pooled vehicles and in direct investments (respectively, "Pooled Vehicles" and "Direct Investments," and, collectively, "Investments"). The Pooled Vehicles may be a combination of other mutual funds, exchange-traded funds ("ETFs") and/or exchange-traded notes ("ETNs"). The allocations to the Investments may vary based on the current economic and market environment and the Advisor's strategic and tactical views.

The Fund allocates its assets to Pooled Vehicles and Direct Investments in accordance with the following ranges

Pooled Vehicles 80-100%

Direct Investments 0-80%

The Investments consist of a combination of long and short positions in the following:

• domestic, foreign and emerging market equity securities including preferred stock, convertible securities and real estate investment trusts ("REITS")

• fixed income securities (US, foreign and emerging market corporate debt; US government, foreign and emerging market government securities; bank loans and participations; asset-backed-securities and commercial and residential mortgage-backed securities)

• futures and forward contracts on indexes, interest rate, commodities and currencies; credit default swaps, total return swaps, interest rate swaps and currency swaps; call and put options on indexes, commodities, currencies and single stocks

The Fund allocates assets across the security and derivative types discussed above without restriction. The Advisor invests in the fixed income securities discussed above regardless any maturity, duration or credit rating (including below investment grade fixed income securities commonly known as "junk bonds").

The Advisor determines the allocations to Pooled Vehicles and Direct Investments by developing a market outlook and a strategy outlook. The market outlook involves reviewing various indicators related to equity, fixed income, currency and commodity markets in addition to business and economic fundamentals. The strategy outlook is driven by supply/demand dynamics within strategies, changes in regimes or market participants, and which regimes would be favorable to what the Advisor considers to be either convergent strategies—strategies that are related to a typical market cycle—and divergent strategies—strategies that are independent of a typical market cycle.

The Fund does not invest more than 25% of its assets in derivatives with any single counterparty.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through Pooled Vehicles.

Changing Fixed Income Market Conditions Risk: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the "Federal Reserve") has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market ("Quantitative Easing"). As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise. These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund's investments and share price to decline. If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Commodity Risk: Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Convertible Security Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

Derivatives Risk: The use of swaps, structured notes or other derivative instruments, directly or indirectly, involves risks different from, or possibly greater than the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions held may expire worthless exposing the Fund to potentially significant losses. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Developing and Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described below, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Securities of issuers in emerging markets securities also tend to be less liquid.

Exchange-Traded Funds (ETF) Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

Exchange Traded Notes (ETN) Risk: ETNs are subject to the risk that the value of the index may decline sharply or unpredictably. In addition, ETNs are subject to risk of default by the issuer. This is the major distinction between ETFs and ETNs: while ETFs are subject to market risk, ETNs are subject to both market risk and the risk of default by the issuer. ETNs are also subject to the risk that a liquid secondary market for any particular ETN might not be established or maintained.

Fixed Income and Interest Rate Risk: The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults. Changes in interest rates will affect the value of investments in fixed income securities. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will have uncertain impacts on U.S. interest rates and fixed income market volatility.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Government-Sponsored Entities Risk: The Fund may invest in MBS issued or guaranteed by government-sponsored entities, such as FNMA or "Fannie Mae", or the FHLMC or "Freddie Mac", but these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default and are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers.

Leverage Risk: The use of leverage by the underlying Pooled Vehicles, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Loans and Loan Participations Risk: The secondary market for loans and loan participations is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans and loan participations are generally subject to contractual restrictions that must be satisfied before a loan or loan participation can be bought or sold. These restrictions may impede the Fund's ability to buy or sell loans and loan participations and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

Management Risk: The Advisor's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Conflicts of interest may arise in respect of how the Advisor allocates the Fund's assets between and among the various investment strategies for which the Advisor will receive different levels of management fee revenue.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Maturity and Prepayment Risk: The Fund may invest in fixed income securities with a range of maturities. The longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect its value. Issuers of debt securities held by the Fund may be able to prepay principal due on the securities, and in such cases the Fund may not be able to reinvest the principal at attractive rates.

Mortgage-Backed and Asset-Backed Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Non-Agency MBS Risk: Mortgage-backed securities issued or guaranteed by private issuers are also known as "non-agency MBS". Non-agency MBS generally offer a higher rate of interest (but greater credit risk) than securities issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government issued MBS.

Other Investment Companies Risk: Other Investment Companies are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Model Risk: The Adviser uses quantitative methods to determine which issuers merit further research as a potential investment. As market dynamics shift over time, a previously highly successful model often becomes outdated or inaccurate. There can be no assurance that the sub-Advisor will be successful in obtaining, developing and/or maintaining effective quantitative models or in identifying when such models are no longer effective (at least before substantial losses are incurred).

REIT Risk: Investing in real estate investment trusts, or "REITs", involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Residential Mortgage-Backed Securities Risk: RMBS are subject to the risks generally associated with MBS. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government-issued RMBS.

Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price.

Short Selling and Short Position Risk: The Fund may invest in Pooled Vehicles that engage in short-selling and short position derivative activities. The Pooled Vehicle will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Pooled Vehicle’s adviser’s ability to accurately anticipate the future value of a security or instrument, and potentially higher transaction costs than are associated with long-only investing. A fund's losses are potentially unlimited in a short position transaction.

Small and Medium Capitalization Company Credit Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

Swap Risk: The Fund's use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The value of a swap may be highly volatile and may fluctuate substantially during a short period of time.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. Performance information prior to October 3, 2016 is that of the Fund’s previous adviser. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.alphacorefunds.com or by calling 1-855-447-2532.

Institutional Class Shares Performance Bar Chart Calendar Year Ended December 31

Best Quarter Ended:	12/31/13	9.78%
Worst Quarter Ended:	9/30/15	(8.16)%
The total return for Institutional Class shares from January 1, 2016 to September 30, 2016 was 1.33%.
Performance Table Average Annualized Total Returns (For periods ended December 31, 2015)
Average Annual Total Returns - AlphaCore Absolute Fund	Label	One Year	Since Inception of the Fund	Inception Date
Institutional Class Shares	Return before taxes	(1.28%)	6.68%	Jul. 19, 2011
Institutional Class Shares | Return after taxes on distributions		(3.66%)	6.02%
Institutional Class Shares | Return after taxes on distributions and sale of Fund shares		1.26%	5.22%
S&P 500 Total Return (reflects no deduction for fees, expenses or taxes)		1.38%	12.59%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)		(3.64%)	(0.40%)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

The S&P 500 Total Return is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.